CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Revenues:
Revenues	$ 2,257,083	$ 1,689,931	$ 1,766,914
Costs and Expenses
Cost of revenues	403,841	302,180	328,826
Sales and marketing	591,682	455,619	465,339
Product development	430,673	324,110	284,444
General and administrative	133,475	101,224	90,721
Total costs and expenses	1,559,671	1,183,133	1,169,330
Income from operations	697,412	506,798	597,584
Income (loss) from equity method investments	14,217	10,434	(13,198)
Realized gain from investments	3,243	2,153	612
Fair value changes through earnings on investments, net	(72,787)	35,115	207,438
Investment-related impairment	(106,800)	(211,985)	(249,935)
Interest income	77,280	85,829	85,386
Interest expense	(71,006)	(57,428)	(29,896)
Other income, net	9,159	4,997	4,406
Income before income tax expenses	550,718	375,913	602,397
Less: income tax expenses	138,841	61,316	109,564
Net income	411,877	314,597	492,833
Less: Net income (loss) attributable to non-controlling interests and redeemable non-controlling interests	(16,442)	1,233	(1,842)
Net income attributable to Weibo's shareholders	428,319	313,364	494,675
Other comprehensive income
Currency translation adjustments (for which there were no taxes)	78,196	148,547	(19,029)
Total comprehensive income	490,073	463,144	473,804
Less: comprehensive income (loss) attributable to non-controlling interests and redeemable non-controlling interests	(15,652)	1,695	(1,927)
Comprehensive income attributable to Weibo's shareholders	$ 505,725	$ 461,449	$ 475,731
Shares used in computing net income per share attributable to Weibo's shareholders:
Basic (in shares)	228,814	226,921	225,452
Diluted (in shares)	230,206	227,637	226,412
Income per share:
Basic (in dollars per share)	$ 1.87	$ 1.38	$ 2.19
Diluted (in dollars per share)	$ 1.86	$ 1.38	$ 2.18
Advertising & Marketing
Revenues:
Revenues	$ 1,980,795	$ 1,486,155	$ 1,530,211
Value-added services
Revenues:
Revenues	276,288	203,776	236,703
Alibaba | Advertising & Marketing
Revenues:
Revenues	181,241	188,597	97,772
SINA | Advertising & Marketing
Revenues:
Revenues	96,359	48,353	112,974
Other related parties | Advertising & Marketing
Revenues:
Revenues	69,953	46,493	117,028
Third parties | Advertising & Marketing
Revenues:
Revenues	$ 1,633,242	$ 1,202,712	$ 1,202,437